PRIVATE PLACEMENT (Details) - USD ($)		1 Months Ended
	Feb. 09, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Warrant purchase price (in dollars per share)	$ 1.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)	9,900,000	9,000,000
Warrant purchase price (in dollars per share)	$ 1.00	$ 1.00
Proceeds from issuance of warrants	$ 9,900,000	$ 9,000,000
Shares issuable per warrant (in shares)	1	1
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)		9,900,000
Proceeds from issuance of warrants		$ 9,900,000
Exercise price of warrants (in dollars per share)	$ 11.50